LEASE (Tables)	12 Months Ended
Sep. 30, 2024
LEASE
Schedule of weighted average remaining lease term and discount rate

	As of	As of
	September 30,	September 30,
	2024	2023
Operating Lease Assets:
Operating Lease right of use asset	$—	$59,300
Total operating lease assets	—	59,300
Operating lease obligations:
Current operating lease liabilities	—	73,560
Non-current operating lease liabilities	—	24,575
Total Lease liabilities	$—	$98,135

Remaining Lease Term Operating Lease	—	2.25 years
Discount rate	—%	5.5%